Borrowings	6 Months Ended
Jun. 30, 2026
Borrowings [Abstract]
Borrowings

23. Borrowings

	June 30, 2026	December 31, 2025
	(Unaudited)	(Audited)
Banc ABC Zimbabwe loan(1)	$5,856	$3,863
Directors and Officers insurance(2)	778	314
Bank overdraft	791	1,006
	7,425	5,183

Non-current	$1,808	$2,006
Current	5,617	3,177
	7,425	5,183

(1)	There were no changes to the terms of the Facility Agreement during the six months ended June 30, 2026.

(2)	Namib Minerals entered into a Premium Finance Agreement with ETI Financial Corporation on June 26, 2026 to finance US$0.7m of D&O insurance premiums (following a down payment of US$77k), repayable over 10 monthly instalments with total finance charges of US$24,512 (7.56% APR).

(3)	Bulawayo Mining Company (Private) Limited t/a How Mine obtained a US$ 5.0 million, 36-month term loan asset finance facility from Ecobank Zimbabwe Limited on June 5, 2026, expiring on May 31, 2029, to fund mining development activities. The facility is repayable monthly in United States dollars from gold sales proceeds, bears interest at the USD base rate less 1.0% per annum and is secured by a US$ 7.5 million security interest over plant and machinery and related security arrangements. The facility was unutilized as at June 30, 2026.

(4)	In the current year, bank overdraft has been classified as short-term borrowings because it is a financing arrangement and no longer meets the definition of a cash-equivalent.